Assets/Liabilities for Insurance Contracts and Reinsurance Contracts (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of types of insurance contracts [abstract]
Assets Related to Insurance and Reinsurance Contracts
Assets and Liabilities related to insurance and reinsurance contracts as of the indicated dates are detailed as follows:

			Total as
	Life	Non Life	12.31.25
Insurance contract assets	32,407,291	31,770,202	64,177,493
Insurance contract liabilities	(229,591,953)	(740,956,901)	(970,548,854)
Reinsurance contract assets	48,350	77,728,254	77,776,604

			Total as
	Life	Non Life	12.31.24
Insurance contract assets	20,274,503	24,773,037	45,047,540
Insurance contract liabilities	(611,293,387)	(265,008,397)	(876,301,784)
Reinsurance contract assets	345,940	71,292,646	71,638,586

Assets and Liabilities Related to Insurance Contracts

	12.31.25	12.31.24
Insurance contract assets	64,177,493	45,047,540
Insurance contract liabilities	(970,548,854)	(876,301,784)
Liabilities for remaining coverage	(569,904,352)	(534,725,520)
Estimates of the present value of cash flows	(363,927,705)	(388,263,887)
Risk adjustment	(67,165,309)	(74,342,513)
Contractual service margin	(197,996,207)	(134,740,293)
Loss component	(5,373,314)	(1,785,278)
Premium reserve - Simplified Model	64,558,183	64,406,451
Liabilities for incurred claims	(336,467,009)	(296,528,724)
Estimates of the present value of cash flows	(325,305,319)	(291,149,633)
Risk adjustment	(11,161,690)	(5,379,091)
Reinsurance contract assets	77,776,604	71,638,586
Reinsurance contract liabilities	—	—
Liabilities for remaining coverage	8,437,814	24,739,649
Premium reserve - Simplified Model	8,437,814	24,739,649
Liabilities for incurred claims	69,338,790	46,898,937
Estimates of the present value of cash flows	68,548,792	46,702,778
Risk adjustment	789,998	196,159

	LRC		LIC
	Excluding LC	LC	Present value of future cash flows	Risk adj. for non-fin. risk	Total
Opening insurance contract assets	57,773,048	(3,301)	(12,512,237)	(209,970)	45,047,540
Opening insurance contract liabilities	(590,713,290)	(1,781,977)	(278,637,397)	(5,169,120)	(876,301,784)
Net balance as at December 31, 2024	(532,940,242)	(1,785,278)	(291,149,634)	(5,379,090)	(831,254,244)
Insurance revenue	602,365,118	—	—	—	602,365,118
Incurred claims and other directly attributable expenses	(774,408)	—	(556,979,523)	(8,219,954)	(565,973,885)
Changes that relate to past service – changes in the FCF relating to the LIC	—	—	37,194,494	1,175,269	38,369,763
Losses on onerous contracts and reversal of those losses	—	(4,856,911)	—	—	(4,856,911)
Insurance acquisition cash flows amortization	(34,989,451)	—	—	—	(34,989,451)
Insurance service expenses	(35,763,859)	(4,856,911)	(519,785,029)	(7,044,685)	(567,450,484)
Insurance service result	566,601,259	(4,856,911)	(519,785,029)	(7,044,685)	34,914,634
IAS 29 + Finance expenses from insurance contracts held	(100,029,029)	1,268,875	50,889,296	1,262,085	(46,608,773)
Total amounts recognized in comprehensive income	466,572,230	(3,588,036)	(468,895,733)	(5,782,600)	(11,694,139)
Cash flows
Premiums received	(530,355,825)	—	—	—	(530,355,825)
Claims and other directly attributable expenses paid	—	—	434,740,048	—	434,740,048
Insurance acquisition cash flows	32,192,799	—	—	—	32,192,799
Total cash flows	(498,163,026)	—	434,740,048	—	(63,422,978)
Acquisitions	—	—	—	—	—
Net balance as at December 31, 2025	(564,531,038)	(5,373,314)	(325,305,319)	(11,161,690)	(906,371,361)
Closing insurance contract liabilities	(637,159,464)	(5,213,967)	(317,053,855)	(11,121,568)	(970,548,854)
Closing insurance contract assets	72,628,426	(159,347)	(8,251,464)	(40,122)	64,177,493
Net balance as at December 31, 2025	(564,531,038)	(5,373,314)	(325,305,319)	(11,161,690)	(906,371,361)

	LRC		LIC
	Excluding LC	LC	Present value of future cash flows	Risk adj. for non-fin. risk	Total
Opening reinsurance contract assets	24,739,649	—	46,702,778	196,159	71,638,586
Opening reinsurance contract liabilities	—	—	—	—	—
Net balance as at December 31, 2024	24,739,649	—	46,702,778	196,159	71,638,586
Reinsurance expenses	(39,173,333)	—	—	—	(39,173,333)
Incurred claims recovery	—	—	60,183,680	534,862	60,718,542
Changes that relate to past service - changes in the FCF relating to incurred claims recovery	—	—	4,255,051	103,345	4,358,396
Loss recovery component	—	—	—	—	—
Net income (expenses) from reinsurance contracts held	(39,173,333)	—	64,438,731	638,207	25,903,605
IAS 29 + Finance results from reinsurance contracts held	(2,088,717)	—	(8,391,560)	(44,368)	(10,524,645)
Total amounts recognized in comprehensive income	(41,262,050)	—	56,047,171	593,839	15,378,960
Cash flows
Premiums paid net of ceding commissions and other directly attributable expenses paid	27,045,967	—	—	—	27,045,967
Recoveries from reinsurance	(2,085,752)	—	(34,201,157)	—	(36,286,909)
Total cash flows	24,960,215	—	(34,201,157)	—	(9,240,942)
Acquisitions	—	—	—	—	—
Net balance as at December 31, 2025	8,437,814	—	68,548,792	789,998	77,776,604
Closing reinsurance contract liabilities	—	—	—	—	—
Closing reinsurance contract assets	8,437,814	—	68,548,792	789,998	77,776,604
Net balance as at December 31, 2025	8,437,814	—	68,548,792	789,998	77,776,604

	LRC		LIC
	Excluding LC	LC	Present value of future cash flows	Risk adj. for non-fin. risk	Total
Opening insurance contract assets	42,545,767	(1,100,688)	(12,925,176)	(384,230)	28,135,673
Opening insurance contract liabilities	15,447,217	(120,170)	(313,487,363)	(4,635,086)	(302,795,402)
Net balance as at December 31, 2023	57,992,984	(1,220,858)	(326,412,539)	(5,019,316)	(274,659,729)
Insurance revenue	495,238,443	—	—	—	495,238,443
Incurred claims and other directly attributable expenses	—	—	(392,432,262)	(3,239,663)	(395,671,925)
Charges that relate to past service - changes in the FCF relating to the LIC	—	—	19,733,777	446,859	20,180,636
Losses on onerous contracts and reversal of those losses	—	(1,224,643)	—	—	(1,224,643)
Insurance acquisition cash flows amortization	(107,832,141)	—	—	—	(107,832,141)
Insurance service expenses	(107,832,141)	(1,224,643)	(372,698,485)	(2,792,804)	(484,548,073)
Insurance service result	387,406,302	(1,224,643)	(372,698,485)	(2,792,804)	10,690,370
IAS 29 + Finance expenses from insurance contracts held	(80,176,438)	660,223	111,772,580	2,433,030	34,689,395
Total amounts recognized in comprehensive income	307,229,864	(564,420)	(260,925,905)	(359,774)	45,379,765
Cash flows
Premiums received	(393,257,517)	—	—	—	(393,257,517)
Claims and other directly attributable expenses paid	—	—	296,188,810	—	296,188,810
Insurance acquisition cash flows	73,794,978	—	—	—	73,794,978
Total cash flows	(319,462,539)	—	296,188,810	—	(23,273,729)
Acquisitions	(578,700,551)	—	—	—	(578,700,551)
Net balance as at December 31, 2024	(532,940,242)	(1,785,278)	(291,149,634)	(5,379,090)	(831,254,244)
Closing insurance contract liabilities	(590,713,290)	(1,781,977)	(278,637,397)	(5,169,120)	(876,301,784)
Closing insurance contract assets	57,773,048	(3,301)	(12,512,237)	(209,970)	45,047,540
Net balance as at December 31, 2024	(532,940,242)	(1,785,278)	(291,149,634)	(5,379,090)	(831,254,244)

	LRC		LIC
	Excluding LC	LC	Present value of future cash flows	Risk adj. for non-fin. risk	Total
Opening reinsurance contract assets	22,578,222	535,717	58,765,748	95,304	81,974,991
Opening reinsurance contract liabilities	(10,737,449)	—	4,445,000	94,376	(6,198,073)
Net balance as at December 31, 2023	11,840,773	535,717	63,210,748	189,680	75,776,918
Reinsurance expenses	(30,423,691)	—	—	—	(30,423,691)
Incurred claims recovery	—	—	35,532,954	77,231	35,610,185
Changes that relate to past service - changes in the FCF relating to incurred claims recovery	—	—	5,418,759	36,802	5,455,561
Loss recovery component	—	(246,008)	—	—	(246,008)
Net income (expenses) from reinsurance contracts held	(30,423,691)	(246,008)	40,951,713	114,033	10,396,047
IAS 29 + Finance results from reinsurance contracts held	(1,487,740)	(289,709)	(36,578,948)	(107,554)	(38,463,951)
Total amounts recognized in comprehensive income	(31,911,431)	(535,717)	4,372,765	6,479	(28,067,904)
Cash flows
Premiums paid net of ceding commissions and other directly attributable expenses paid	44,810,307	—	—	—	44,810,307
Recoveries from reinsurance	—	—	(20,880,735)	—	(20,880,735)
Total cash flows	44,810,307	—	(20,880,735)	—	23,929,572
Acquisitions	—	—	—	—	—
Net balance as at December 31, 2024	24,739,649	—	46,702,778	196,159	71,638,586
Closing reinsurance contract liabilities	—	—	—	—	—
Closing reinsurance contract assets	24,739,649	—	46,702,778	196,159	71,638,586
Net balance as at December 31, 2024	24,739,649	—	46,702,778	196,159	71,638,586

Analysis of expected recognition of the CSM remaining at end of reporting period in profit or loss
An analysis of the expected recognition of the CSM remaining at the end of the reporting period in profit or loss is provided in the following table:

	Total CSM for insurance contracts issued(*)
Number of years until expected to be recognized	12.31.25	12.31.24
1	(20,050,094)	(13,175,946)
2	(19,547,302)	(12,713,319)
3	(17,422,050)	(11,208,033)
4	(15,569,560)	(9,961,188)
5	(13,926,254)	(8,911,095)
6–10	(49,976,876)	(32,345,188)
>10	(61,504,071)	(45,175,748)
Total	(197,996,207)	(133,490,517)
(*) Figures refers to acquired business in 2024, the remaining operation was not disclosed as it is not material.